OTHER BORROWED FUNDS	12 Months Ended
Dec. 31, 2011
Short Term Debt Other Disclosures [Abstract]
OTHER BORROWED FUNDS

NOTE 21: OTHER BORROWED FUNDS

Included in other borrowed funds are facilities with a maturity of one year or less. These borrowings had a balance of EUR 1,111,663 thousand and EUR 925,971 thousand in 2010 and 2011, respectively.

The weighted average interest rate of other borrowed funds was 2.29% and 2.61% in 2010 and 2011 respectively.

The financial conditions of the major short-term of other borrowed funds as of December 31, 2011, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Fixed rate notes
Finansbank	Fixed Rate Bonds(1)	November 2, 2011	30-Apr-12	TL	150.0	34.8	Fixed rate of 10.66%	Single payment at maturity including capital amount
Finansbank	Fixed Rate Bonds(1)	November 30, 2011	May 2012	TL	200.0	37.0	Fixed rate of 10.45%	Single payment at maturity including capital amount
Floating rate notes
Finansbank	Amended Facility Agreement	November 30, 2011	November 2012	EUR	210.6(2)	0	Libor plus 0.7%.	Quarterly
Finansbank	Amended Facility Agreement(2)	November 30, 2011	November 2012	USD	220.5(2)	0	Libor plus 0.7%.	Quarterly
(1)	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to one year in the domestic market valued up to TL 1,000,000.
(2)	On December 2, 2010, Finansbank signed a dual tranche term loan facility amounting to USD 333.0 million and EUR 352.0 million with a one year maturity which was amended on November 30, 2011, based on which, the dual tranche amounts of USD 333.0 million and EUR 352.0 million were replaced with USD 220.5 million and EUR 210.6 million, respectively.